Related party transactions - Directors' remuneration (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Remuneration	$ 1,065	$ 409	$ 2,362	$ 558	$ 3,736	$ 557	$ 411
Director
Disclosure of transactions between related parties [line items]
Short-term employee benefits	240	95	425	188	870	338	252
Share-based payments	62		135		32
Remuneration	302	95	560	188	902	338	252
Other Members of Key Managerial Personnel
Disclosure of transactions between related parties [line items]
Short-term employee benefits	383	218	874	394	1,395	219	159
Share-based payments	380		928		1,439
Remuneration	$ 763	$ 218	$ 1,802	$ 394	$ 2,834	$ 219	$ 159